Intangible assets and goodwill (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Intangible assets
Additions	$ 16	$ 17,770
Acquisitions through business combinations	0	$ 17,664
Disposal of intangible assets	$ 0		$ 0
Intangible assets other than goodwill acquired in business combinations during 2022
Intangible assets
Useful life measured as period of time, intangible assets other than goodwill		4 years